Columbia Variable Portfolio – Select Large Cap Value Fund
Third Quarter Report
September 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Select Large Cap Value Fund, September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.9%
Issuer	Shares	Value ($)
Communication Services 7.0%
Diversified Telecommunication Services 4.1%
Verizon Communications, Inc.	1,979,997	88,921,665
Interactive Media & Services 2.9%
Alphabet, Inc., Class A	371,902	61,679,947
Total Communication Services		150,601,612
Consumer Discretionary 3.5%
Broadline Retail 0.1%
Qurate Retail, Inc.(a)	2,632,581	1,606,138
Specialty Retail 3.4%
Lowe’s Companies, Inc.	269,410	72,969,698
Total Consumer Discretionary		74,575,836
Consumer Staples 2.5%
Tobacco 2.5%
Philip Morris International, Inc.	436,596	53,002,754
Total Consumer Staples		53,002,754
Energy 9.9%
Energy Equipment & Services 2.2%
TechnipFMC PLC	1,832,926	48,077,649
Oil, Gas & Consumable Fuels 7.7%
Chevron Corp.	364,528	53,684,038
Marathon Petroleum Corp.	327,142	53,294,703
Williams Companies, Inc. (The)	1,295,181	59,125,013
Total		166,103,754
Total Energy		214,181,403
Financials 18.5%
Banks 11.0%
Bank of America Corp.	1,419,003	56,306,039
Citigroup, Inc.	1,071,737	67,090,736
JPMorgan Chase & Co.	262,349	55,318,910
Wells Fargo & Co.	1,027,859	58,063,755
Total		236,779,440
Capital Markets 2.3%
Morgan Stanley	468,370	48,822,889
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 5.2%
American International Group, Inc.	741,393	54,292,210
MetLife, Inc.	715,598	59,022,523
Total		113,314,733
Total Financials		398,917,062
Health Care 11.9%
Health Care Providers & Services 9.2%
Centene Corp.(a)	570,013	42,910,579
Cigna Group (The)	179,117	62,053,293
CVS Health Corp.	850,942	53,507,233
Humana, Inc.	122,942	38,940,649
Total		197,411,754
Pharmaceuticals 2.7%
Bristol-Myers Squibb Co.	1,124,949	58,204,862
Total Health Care		255,616,616
Industrials 11.6%
Aerospace & Defense 5.5%
Boeing Co. (The)(a)	349,865	53,193,474
RTX Corp.	531,905	64,445,610
Total		117,639,084
Ground Transportation 2.5%
CSX Corp.	1,578,449	54,503,844
Machinery 1.8%
Caterpillar, Inc.	99,555	38,937,952
Passenger Airlines 1.8%
Southwest Airlines Co.	1,299,071	38,491,474
Total Industrials		249,572,354
Information Technology 14.7%
Communications Equipment 2.4%
Cisco Systems, Inc.	986,786	52,516,751
Electronic Equipment, Instruments & Components 2.8%
Corning, Inc.	1,355,096	61,182,584
IT Services 2.9%
EPAM Systems, Inc.(a)	313,398	62,375,604

Columbia Variable Portfolio – Select Large Cap Value Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Select Large Cap Value Fund, September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 5.2%
Applied Materials, Inc.	286,531	57,893,589
QUALCOMM, Inc.	313,241	53,266,632
Total		111,160,221
Software 1.4%
Teradata Corp.(a)	960,142	29,130,708
Total Information Technology		316,365,868
Materials 5.1%
Metals & Mining 5.1%
Barrick Gold Corp.	2,254,003	44,832,120
Freeport-McMoRan, Inc.	1,306,332	65,212,093
Total		110,044,213
Total Materials		110,044,213
Real Estate 3.5%
Specialized REITs 3.5%
American Tower Corp.	326,311	75,886,886
Total Real Estate		75,886,886
Utilities 9.7%
Electric Utilities 6.4%
FirstEnergy Corp.	1,573,224	69,772,484
PG&E Corp.	3,516,163	69,514,543
Total		139,287,027
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 3.3%
AES Corp. (The)	3,515,583	70,522,595
Total Utilities		209,809,622
Total Common Stocks (Cost $1,618,477,485)		2,108,574,226

Preferred Stocks 0.2%
Issuer		Shares	Value ($)
Consumer Discretionary 0.2%
Broadline Retail 0.2%
Qurate Retail, Inc.	8.000%	65,461	2,847,553
Total Consumer Discretionary			2,847,553
Total Preferred Stocks (Cost $8,060,350)			2,847,553

Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.123%(b),(c)	45,872,177	45,867,590
Total Money Market Funds (Cost $45,862,298)		45,867,590
Total Investments in Securities (Cost: $1,672,400,133)		2,157,289,369
Other Assets & Liabilities, Net		(3,823,155)
Net Assets		2,153,466,214
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.123%
	44,727,307	316,434,296	(315,297,046)	3,033	45,867,590	13,434	1,694,100	45,872,177
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Select Large Cap Value Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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